NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Not Subject to Master Netting Arrangement	$ 441,945		$ 441,945
Foreign Currency Transaction Loss, before Tax	$ 121,307	$ 7,149	162,014	$ 13,814	47,842	$ 5,878
Other Income					75,263	209,727
Share-Based Payment Arrangement, Noncash Expense			$ 2,077,521	$ 1,592,641	1,774,965	0
United Kingdom Tax Credit [Member]
Operating Loss Carryforwards [Line Items]
Other Income					$ 75,263	$ 200,802